UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	April 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.5% (5.7% of Total Investments)

$1,720	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23 - AMBAC	4/08 at 100.00	AAA	$ 1,792,980
	Insured

1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,871,782
	Kettering University, Series 2001, 5.500%, 9/01/17 - AMBAC Insured

1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	1,612,665
	9/01/10 (Alternative Minimum Tax) - AMBAC Insured

1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	1,051,830
	9/01/20 (Alternative Minimum Tax) - AMBAC Insured

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,060	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	1,141,811
1,115	5.000%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	1,198,815
1,170	5.000%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,253,526

	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 - FGIC Insured	11/09 at 101.00	AAA	3,719,938
1,000	5.125%, 11/15/29 - FGIC Insured	11/09 at 101.00	AAA	1,051,850

1,000	Western Michigan University, General Revenue Refunding Bonds, Series 2003, 5.000%, 11/15/20 - MBIA	11/13 at 100.00	AAA	1,080,090
	Insured

	Healthcare - 18.9% (12.7% of Total Investments)

2,900	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oakwood Obligated Group,	11/05 at 102.00	AAA	2,998,745
	Series 1995A, 5.875%, 11/15/25 - FGIC Insured

1,235	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	1,303,752
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,	7/11 at 101.00	AA	3,698,485
	1/15/21

1,533	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series	No Opt. Call	Baa2	1,543,532
	2001, 7.360%, 3/01/07

1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,628,385
	System, Series 2003A, 5.625%, 3/01/17

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, OSF Healthcare System,	11/09 at 101.00	A	1,073,660
	Series 1999, 6.125%, 11/15/19

1,700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Health Services	8/09 at 101.00	AAA	1,864,407
	Obligated Group, Series 1999X, 5.750%, 8/15/19 - MBIA Insured

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens
	Corporation Obligated Group, Series 1999A:
3,385	5.750%, 5/15/17 - MBIA Insured	5/09 at 101.00	AAA	3,700,617
500	5.750%, 5/15/29 - MBIA Insured	5/09 at 101.00	AAA	541,380

2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	2,376,756
	Group, Series 1998A, 5.250%, 8/15/28

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial Healthcare	11/09 at 101.00	BBB+	1,039,260
	Center Obligated Group, Series 1999, 5.875%, 11/15/21

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	5,340,550
	1999A, 6.000%, 11/15/24

500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A,	5/15 at 100.00	Baa1	506,490
	5.000%, 5/15/26 (WI, settling 5/04/05)

5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	5,782,370
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	1,802,819

	Housing/Multifamily - 5.4% (3.6% of Total Investments)

2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds,	12/20 at 101.00	AAA	2,893,280
	Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)

1,800	Michigan Housing Development Authority, FNMA Enhanced Limited Obligation Multifamily Revenue Bonds,	9/15 at 100.00	Aaa	1,879,452
	Renaissance Apartments, Series 2002, 5.500%, 8/01/35 (Alternative Minimum Tax)

3,115	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%,	6/05 at 102.00	AAA	3,181,630
	10/01/15 - MBIA Insured

2,110	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/09 at 101.00	AAA	2,161,442
	10/01/37 (Alternative Minimum Tax) - MBIA Insured

	Housing/Single Family - 0.6% (0.4% of Total Investments)

1,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,	1/11 at 100.00	AAA	1,036,100
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 0.6% (0.4% of Total Investments)

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	978,580
	Obligated Group, Series 2005, 5.250%, 11/15/25

200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+	201,580
	Village, Series 1998, 5.375%, 7/01/28

	Materials - 0.9% (0.6% of Total Investments)

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,772,925
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 39.5% (26.6% of Total Investments)

	Allegan County Public School District, Michigan, General Obligation Bonds, Series 2000:
1,850	5.600%, 5/01/20 - FSA Insured	5/10 at 100.00	AAA	2,025,195
1,435	5.750%, 5/01/30 - FSA Insured	5/10 at 100.00	AAA	1,575,171

	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA	2,651,475
3,200	5.000%, 5/01/29	5/11 at 100.00	AA	3,306,336

1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Refunding	5/12 at 100.00	AA	1,053,200
	Bonds, Series 2002, 5.000%, 5/01/25

1,000	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation Refunding	5/08 at 100.00	AAA	1,036,080
	Bonds, Series 1998, 5.000%, 5/01/26 - AMBAC Insured

1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,295,256

1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds,	5/12 at 100.00	AA	1,469,318
	Series 2002, 5.500%, 5/01/16

2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/13 at 100.00	AA	2,310,323
	Series 2003, 5.250%, 5/01/20

1,285	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/15 at 100.00	AAA	1,366,225
	Series 2005, 5.000%, 5/01/25 - MBIA Insured

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,971,767
	5/01/24 (WI, settling 5/04/05) - MBIA Insured

1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 - AMBAC Insured	4/14 at 100.00	AAA	1,289,094

2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	2,429,360
	6.000%, 5/01/19 - FGIC Insured

1,065	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%,	5/14 at 100.00	AAA	1,135,002
	5/01/22 - FSA Insured

	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B:
1,150	5.000%, 5/01/16 - AMBAC Insured	11/14 at 100.00	AAA	1,254,926
2,100	5.000%, 5/01/17 - AMBAC Insured	11/14 at 100.00	AAA	2,281,146

1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General Obligation	5/10 at 100.00	AA	1,170,563
	Bonds, Series 2000, 5.250%, 5/01/19

	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	3,331,537
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,059,420

1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	11/13 at 100.00	AA	1,506,260
	5/01/21

1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA	1,667,850
	Series 2001, 5.500%, 5/01/17

1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,135,002
	Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured

2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series 2002,	5/12 at 100.00	AA	2,116,140
	5.000%, 5/01/24

1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26 -	6/13 at 100.00	AAA	1,878,515
	MBIA Insured

1,785	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	1,907,862
	5/01/21 - MBIA Insured

4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%,	5/13 at 100.00	AA	4,391,320
	5/01/20

4,300	Montcalm County Building Authority, Michigan, Correctional Facility Improvement General Obligation	5/10 at 100.00	AAA	4,581,779
	Bonds, Series 2000, 5.250%, 5/01/25 - AMBAC Insured

2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 -	No Opt. Call	AAA	3,072,325
	MBIA Insured

1,255	Morenci Area Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2002, 5.250%,	5/12 at 100.00	AAA	1,372,054
	5/01/19 - MBIA Insured

1,625	Northville Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.375%,	11/11 at 100.00	AA	1,790,165
	5/01/18

1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002, 5.125%,	9/11 at 100.00	AAA	1,073,390
	9/01/22

4,200	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	4,971,834
	7/01/20 - MBIA Insured

1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,751,851
	5/01/26 (WI, settling 5/17/05) - MBIA Insured

1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,158,003
	Bonds, Series 2001, 5.375%, 5/01/19 - FSA Insured

1,980	Washtenaw County Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 1999,	9/07 at 100.00	AAA	2,084,881
	5.400%, 9/01/17 - FGIC Insured

1,125	Whitehall District Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA	1,250,888
	5.500%, 5/01/17

1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AAA	2,020,027
	Series 1996, 5.500%, 5/01/25 - MBIA Insured

	Tax Obligation/Limited - 23.4% (15.7% of Total Investments)

1,800	Wayne County, Dearborn Heights, Michigan, Tax Increment Financing Authority, Limited Tax General	10/10 at 100.00	AAA	1,886,634
	Obligation Bonds, Police and Courthouse Facility, Series 2001A, 5.000%, 10/01/26 - MBIA Insured

1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,106,900
	Series 1998, 5.000%, 4/01/16

1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,412,196
	Series 2001, 5.125%, 10/01/26 - MBIA Insured

1,100	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series 2002,	10/12 at 100.00	AAA	1,207,877
	5.250%, 10/01/18

75	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	5/05 at 100.00	A	75,227
	1992D, 6.650%, 5/01/12

4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%,	10/14 at 100.00	AAA	4,566,924
	10/01/19

1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,232,501
	5.000%, 10/01/23

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	5,484,183
5,000	5.000%, 10/15/23 - MBIA Insured	10/13 at 100.00	AAA	5,357,700

	Michigan, Certificates of Participation, Series 2000:
2,000	5.500%, 6/01/19 - AMBAC Insured	6/10 at 100.00	AAA	2,187,640
2,000	5.500%, 6/01/27 - AMBAC Insured	6/10 at 100.00	AAA	2,159,740

1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 - FSA Insured	11/11 at 100.00	AAA	1,053,910

3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 - FSA Insured	10/12 at 100.00	AAA	3,808,910

1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue	7/11 at 100.00	AAA	1,142,196
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%,	7/16 at 100.00	A	4,550,672
	7/01/36

915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+	1,107,864
	8/01/26

5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	5,284,400
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 - MBIA Insured

	Transportation - 0.6% (0.4% of Total Investments)

1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/21	7/12 at 100.00	AAA	1,054,560
	(Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 30.2% (20.4% of Total Investments)

2,190	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	5/09 at 100.00	AAA	2,432,039
	Series 1999I, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FGIC Insured

1,000	Charlotte Public School District, Easton County, Michigan, General Obligation Unlimited Tax School	5/09 at 100.00	AAA	1,059,120
	Building and Site Bonds, Series 1999, 5.250%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured

250	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	265,705
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

2,000	Clarkston Community Schools, Michigan, General Obligation Bonds, School Bond Loan Fund - QSBLF,	5/07 at 100.00	AAA	2,090,740
	Series 1997, 5.250%, 5/01/23 (Pre-refunded to 5/01/07) - MBIA Insured

1,500	Detroit, Michigan, Sewerage Disposal System Revenue Refunding Bonds, Series 1995B, 5.250%, 7/01/21	7/05 at 101.00	AAA	1,521,675
	(Pre-refunded to 7/01/05) - MBIA Insured

1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	1,128,680
	(Pre-refunded to 1/01/10) - FGIC Insured

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A:
950	5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	1,010,002
2,050	5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	2,179,478
1,730	5.000%, 7/01/22 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	1,821,188

2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	2,246,580
	(Pre-refunded to 1/01/10) - FGIC Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 101.00	AAA	3,880,148
770	5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 100.00	AAA	851,158

1,000	East China School District, St. Clair County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA***	1,123,000
	5.500%, 5/01/20 (Pre-refunded to 11/01/11)

2,000	East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax General Obligation School	5/09 at 100.00	AAA	2,221,040
	Building and Site Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FSA Insured

1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AAA	1,110,220
	(Pre-refunded to 9/01/11) - MBIA Insured

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group,
	Series 1999A:
1,000	6.125%, 11/15/23 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	1,133,480
2,500	6.125%, 11/15/26 (Pre-refunded to 11/15/09)	11/09 at 101.00	AAA	2,833,700

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of	1/07 at 102.00	N/R***	3,540,405
	Michigan Obligated Group, Series 1997, 6.375%, 1/01/25 (Pre-refunded to 1/01/07)

3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Health	5/08 at 101.00	AAA	3,604,455
	System, Series 1998A, 5.000%, 5/15/28 - AMBAC Insured

250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3***	283,995
	5/01/12

1,100	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+***	1,187,241
	Village, Series 1998, 5.375%, 7/01/28 (Pre-refunded to 7/01/08)

2,875	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	3,224,169
	2000A, 5.750%, 5/01/24 (Pre-refunded to 5/01/10) - FGIC Insured

4,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, Unlimited Tax General	5/07 at 100.00	AAA	4,200,800
	Obligation School Building and Site Bonds, Series 1997, 5.500%, 5/01/27 (Pre-refunded to 5/01/07) -
	FGIC Insured

1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	A***	1,282,106
	7/01/39 (Pre-refunded to 7/01/10)

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X, 5.500%, 7/01/25	7/05 at 100.00	A-***	1,005,090
	(Pre-refunded to 7/01/05)

85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+***	105,745
	8/01/26

1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,121,450
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured

2,100	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building	5/09 at 100.00	AAA	2,312,436
	and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured

2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000,	3/10 at 100.00	AAA	2,726,350
	5.125%, 3/01/17 (Pre-refunded to 3/01/10) - AMBAC Insured

2,600	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation School	5/10 at 100.00	AAA	2,933,736
	Building and Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded to 5/01/10) - FGIC Insured

	Utilities - 12.1% (8.2% of Total Investments)

3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	3,230,280
	1/01/27 - AMBAC Insured

3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	3,581,363
	5/01/12

3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	No Opt. Call	AAA	4,803,252
	1991BB, 7.000%, 5/01/21 - AMBAC Insured

2,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Aaa	2,118,940
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) - AMBAC Insured

4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	4,202,560
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	3,179,340
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,060,570
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	431,096
	Insured

	Water and Sewer - 7.8% (5.3% of Total Investments)

1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,770,075
	7/01/29 - FGIC Insured

2,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	2,162,040
	5.000%, 7/01/17 - FSA Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	4,297,815
3,000	5.000%, 7/01/25 - MBIA Insured	7/13 at 100.00	AAA	3,189,360

730	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	781,487
	FGIC Insured

	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A:
1,040	5.625%, 11/01/25 - MBIA Insured	11/10 at 100.00	Aaa	1,141,607
1,160	5.625%, 11/01/30 - MBIA Insured	11/10 at 100.00	Aaa	1,273,332

$264,518	Total Long-Term Investments (cost $256,339,419) - 148.5%			277,162,106

	Other Assets Less Liabilities - 1.9%			3,485,601

	Preferred Shares, at Liquidation Value - (50.4)%			(94,000,000)

	Net Assets Applicable to Common Shares - 100%			$186,647,707

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was $256,430,152.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

Gross unrealized:
Appreciation	$21,203,656
Depreciation	(471,702)

Net unrealized appreciation of investments	$20,731,954

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.